ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of significant subsidiaries of company and its consolidated variable interest entities

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2017	2018

Subsidiaries held by the Company:

Garena Limited (“Garena Cayman”)	March 4, 2015	Cayman Islands	100	100	Investment holding company

Shopee Southeast Asia Limited (“Shopee Cayman”)	January 16, 2015	Cayman Islands	100	100	Investment holding company

Airpay Limited (“Airpay Cayman”)	March 27, 2015	Cayman Islands	100	100	Investment holding company

Garena Online Private Limited (“Garena Online”)	May 8, 2009	Singapore	100	100	Game operations and software development

Garena Ventures Private Limited (“Garena Ventures”)	February 23, 2015	Singapore	100	100	Investment holding company

PT. Garena Indonesia (“PT. Garena”)	December 6, 2012	Indonesia	100	100	Game operations

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2017	2018

Subsidiary held by Garena Cayman:

Garena Online (Thailand) Co., Ltd. (“Garena Online (Thailand)”)<4	August 18, 2011	Thailand	100	100	Game operations

Garena Technology Private Limited, Taiwan branch (“Garena Technology Taiwan”)	July 31, 2017	Taiwan	100	100	Game operations

Variable interest entities held by Garena Cayman:

Garena (Taiwan) Co., Ltd (“Garena Taiwan”) <1	March 8, 2010	Taiwan	–	–	Game operations

Vietnam Esports and Entertainment Joint Stock Company (“VEE”)<1, <5	May 10, 2011	Vietnam	30	30	Game operations

Subsidiaries held by Shopee Cayman:

Shopee (Thailand) Co., Ltd. (“Shopee (Thailand)”)<4	February 2, 2015	Thailand	100	100	Online platform

PT Shopee International Indonesia (“PT Shopee”)	August 5, 2015	Indonesia	100	100	Online platform

Shopee Singapore Private Limited (“Shopee Singapore”)	February 5, 2015	Singapore	100	100	Online platform

Shopee Company Limited (“Shopee Company”)<6	February 10, 2015	Vietnam	100	100	Online platform

Entity	Date of Incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company		Principal activities
			2017	2018

Variable interest entity held by Shopee Cayman:

Shopee (Taiwan) Co., Ltd (“Shopee Taiwan”) <2	March 4, 2015	Taiwan	–	–	Online platform

Subsidiary held by Airpay Cayman:

Airpay (Thailand) Co., Ltd. (“Airpay (Thailand)”)<4	June 16, 2014	Thailand	100	100	Electronic payment services

Variable interest entity held by Airpay Cayman:

Vietnam Esports Development Joint Stock Company (“VED”) <3, <5	June 9, 2009	Vietnam	30	30	Electronic payment services

<1	Collectively, the “Digital Entertainment VIEs”
<2	The “E-Commerce VIE”
<3	The “Digital Financial Service VIE”
<4	Effective ownership in the case of Thailand entities
<5	In 2017, the VIE Shareholders of VEE and VED transferred 30% equity interest in each of these companies to Garena Cayman and Airpay Cayman, respectively
<6	In 2017, the VIE Shareholder of Shopee Company transferred its 100% equity interest in Shopee Company to Shopee Cayman

Schedule of financial information of VIEs before eliminating intercompany balances and transactions between VIEs and other entities within group

	As of December 31,
	2017	2018
	$	$

ASSETS:
Current assets:
Cash and cash equivalents	92,678	144,155
Restricted cash	28,426	111,433
Accounts receivable, net	16,353	5,635
Prepaid expenses and other assets	58,648	74,954
Inventories, net	7,570	8,635
Short-term investment	-	690
Amount due from related parties	4	-
Amounts due from inter-companies(1)	15,431	40,209

Total current assets	219,110	385,711

Non-current assets:
Property and equipment, net	24,715	29,404
Intangible assets, net	954	438
Long-term investments	4,974	12,131
Prepaid expenses and other assets	12,535	17,869
Restricted cash	-	100
Deferred tax assets	30,153	33,602

Total non-current assets	73,331	93,544

TOTAL ASSETS (2)	292,441	479,255

	As of December 31,
	2017	2018
	$	$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	5,484	5,095
Accrued expenses and other payables	89,489	236,883
Advances from customers	6,091	4,832
Amount due to related parties	1,235	1,297
Short-term bank borrowings	2,013	856
Deferred revenue	137,512	119,219
Income taxes payable	1,673	1,785
Amounts due to inter-companies(1)	55,509	83,927

Total current liabilities	299,006	453,894

Non-current liabilities:
Accrued expenses and other payables	4,190	1,630
Long-term bank borrowings	-	1,026
Deferred revenue	61,571	72,439
Amounts due to inter-companies(1)	180,350	258,183
Unrecognized tax benefits	2,636	2,522

Total non-current liabilities	248,747	335,800

Total liabilities	547,753	789,694

	For the Years Ended December 31,
	2016	2017	2018
	$	$	$
Revenue
- Third party customers	157,519	201,413	342,800
- Inter-companies	16,651	27,038	52,325
Net loss	(56,304)	(91,124)	(67,816)

	For the Years Ended December 31,
	2016	2017	2018
	$	$	$
Net cash (used in) generated from operating activities	(36,804)	(42,446)	67,275
Net cash used in investing activities	(1,343)	(22,509)	(27,434)
Net cash generated from financing activities	55,478	149,435	97,398

(1)	Amounts due from or to inter-companies consist of inter-company receivables or payables to the other companies within the group arising from inter-company transactions, and funds advanced for working capital purpose.

(2)	These assets can be used only to settle the obligations of the respective VIEs.

(3)	Upon the adoption of ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, restricted cash was included within cash and cash equivalents in the consolidated statement of cash flows for the year ended December 31, 2018 and the comparative disclosure had been restated to conform to the current year presentation.